Operating leases - Schedule of Amounts Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Amount recognized in profit and loss	$ 76,084	$ 119,545	$ 141,105
Bareboat charter
Disclosure of finance lease and operating lease by lessor [line items]
Amount recognized in profit and loss	0	0	0
Time charter
Disclosure of finance lease and operating lease by lessor [line items]
Amount recognized in profit and loss	75,238	118,705	140,227
Office rental
Disclosure of finance lease and operating lease by lessor [line items]
Amount recognized in profit and loss	$ 846	$ 840	$ 878